CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS) [Abstract]
Net loss	$ (20,523,342)	$ (3,121,042)
Other comprehensive income / (loss):
Foreign currency translation adjustments	(1,328,052)	(7,079)
Actuarial (losses) / gains	(56,241)	0
Total other comprehensive loss	(1,384,293)	(7,079)
Comprehensive loss	$ (21,907,635)	$ (3,128,121)